Accounting Policies - Subsidiaries (Details) - MXN ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jul. 31, 2019	Nov. 30, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated subsidiaries information
Administrative expenses			$ 12,061,932	$ 12,189,542	$ 11,216,013
Broadcasting concessions
Consolidated subsidiaries information
Renewal cost for concession		$ 5,754,543
Administrative expenses		$ 1,194
Period for grant the authorization to property plant and equipment		30 years
Useful Lives		20 years
Empresas Cablevision. | Cable Segment
Consolidated subsidiaries information
Company's ownership interest			51.20%
Cablemas | Cable Segment
Consolidated subsidiaries information
Company's ownership interest			100.00%
Collectively TVI | Cable Segment
Consolidated subsidiaries information
Company's ownership interest			100.00%
Bestel | Cable Segment
Consolidated subsidiaries information
Company's ownership interest			66.20%
Cablecom | Cable Segment
Consolidated subsidiaries information
Company's ownership interest			100.00%
Telecable | Cable Segment
Consolidated subsidiaries information
Company's ownership interest			100.00%
FTTH de Mexico | Cable Segment
Consolidated subsidiaries information
Company's ownership interest			100.00%
CVQ | Cable and Sky
Consolidated subsidiaries information
Company's ownership interest			100.00%
Collectively sky | Sky Segment
Consolidated subsidiaries information
Company's ownership interest			58.70%
Grupo Telesistema , S.A. de C.V. | Televisa Univision [Member]
Consolidated subsidiaries information
Proportion of shares of common stock held by Group's subsidiary			49.70%
Grupo Telesistema , S.A. de C.V. | Content and Other Businesses
Consolidated subsidiaries information
Company's ownership interest			100.00%
Televisa | Content Segment
Consolidated subsidiaries information
Company's ownership interest			100.00%
Television Independiente de Mxico | Content Segment
Consolidated subsidiaries information
Company's ownership interest			100.00%
G.Televisa-D | Content Segment
Consolidated subsidiaries information
Company's ownership interest			100.00%
Multimedia Telecom | Televisa Univision [Member]
Consolidated subsidiaries information
Proportion of shares of common stock held by Group's subsidiary			43.80%
Multimedia Telecom | Content Segment
Consolidated subsidiaries information
Company's ownership interest			100.00%
Comunicaciones Tieren, S.A. de C.V | Televisa Univision [Member]
Consolidated subsidiaries information
Proportion of shares of common stock held by Group's subsidiary			2.10%
Ulvik | Content and Other Businesses
Consolidated subsidiaries information
Company's ownership interest			100.00%
Controladora de Juegos y Sorteos de Mxico | Other Businesses Segment
Consolidated subsidiaries information
Company's ownership interest			100.00%
Editorial Televisa | Other Businesses Segment
Consolidated subsidiaries information
Company's ownership interest			100.00%
Grupo Distribuidoras Intermex | Other Businesses Segment
Consolidated subsidiaries information
Company's ownership interest			100.00%
Villacezn, S.A. de C.V. | Televisa Univision [Member]
Consolidated subsidiaries information
Proportion of shares of common stock held by Group's subsidiary			3.70%
Villacezn, S.A. de C.V. | Content and Other Businesses
Consolidated subsidiaries information
Company's ownership interest			100.00%
Radiopolis | Business combination
Consolidated subsidiaries information
Company's ownership interest	50.00%
Corporativo TD Sports, S.A. de C.V | Televisa Univision [Member]
Consolidated subsidiaries information
Proportion of shares of common stock held by Group's subsidiary			0.70%
Univision Holding Inc | Multimedia Telecom
Consolidated subsidiaries information
Company's ownership interest				95.30%
Univision Holding Inc | Comunicaciones Tieren, S.A. de C.V
Consolidated subsidiaries information
Company's ownership interest				4.70%